Other Accounts Receivable	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 7:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2018	2017
	USD in thousands

Prepaid expenses	$250	$224
Government authorities	66	54
Other receivables	88	-

	$404	$278